Note Investment in equity investees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income Tax Expense Benefit	$ (495,172)	$ 58,279	$ (251,327)
Equity Method Investee
Equity Method Investment Summarized Financial Information Income Statement Abstract
Revenues	643,632	715,966	1,302,637
Expenses	414,975	343,100	1,024,713
Income Tax Expense Benefit	33,920	43,993	39,301
Net income	194,737	328,873	$ 238,623
Equity Method Investment Summarized Financial Information Abstract
Total assets	7,647,048	7,421,225
Total liabilities	$ 5,388,229	$ 5,182,478